Parent Only Financial Information - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
Current asset
Cash and cash equivalents	¥ 13,865	$ 2,043	¥ 29,328	¥ 34,647
Short-term investments	89,473	13,187	114,873
Amount due from related parties	74,130		62,476
Prepayments and other assets, net	92,751	13,669	82,606
Total current assets	343,023	50,554	390,089
Non-current asset
Intangible assets, net	215,086	31,700	234,065
Total non-current assets	358,121	52,782	398,175
Total assets	701,144	103,336	788,264
Current liability
Accrued expenses and other current liabilities	89,422	13,179	99,711
Total current liabilities	177,556	26,169	209,372
Total liabilities	177,556	26,169	209,372
Shareholders’ equity
Additional paid-in capital	5,673,106	836,112	5,673,411
Accumulated other comprehensive loss	(411,879)	(60,703)	(394,156)
Accumulated deficit	(4,737,342)	(698,198)	(4,703,305)
Total Fangdd Network Group Ltd. shareholders’ equity	526,338	77,572	578,403
Total liabilities and shareholders’ equity	701,144	$ 103,336	788,264
Reportable Legal Entities [Member] | Parent Company [Member]
Current asset
Cash and cash equivalents	1,854		1,693
Short-term investments	72,540		89,685
Amount due from related parties			162
Prepayments and other assets, net	1,655		1,708
Total current assets	76,049		93,248
Non-current asset
Intangible assets, net	214,271		233,187
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,687,782		1,704,869
Total non-current assets	1,902,053		1,938,056
Total assets	1,978,102		2,031,304
Current liability
Accrued expenses and other current liabilities	21,676		22,813
Total current liabilities	21,676		22,813
Total liabilities	21,676		22,813
Shareholders’ equity
Ordinary shares	2,453		2,453
Additional paid-in capital	5,673,106		5,673,411
Accumulated other comprehensive loss	(411,879)		(394,156)
Accumulated deficit	(3,307,254)		(3,273,217)
Total Fangdd Network Group Ltd. shareholders’ equity	1,956,426		2,008,491
Total liabilities and shareholders’ equity	¥ 1,978,102		¥ 2,031,304